Stockholders' Equity - Schedule of Restricted Common Stock Award Activity (Details) - Restricted Stock [Member] - $ / shares	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2025	Dec. 31, 2024
Schedule of Restricted Common Stock Award Activity [Line Items]
Number of Shares,unvested		166,437	174,291
Weighted Average Fair Value, unvested		$ 0.09
Number of Shares, granted	429,235	3,332	513,000
Weighted Average Fair Value, granted		$ 1.91	$ 0.31
Number of Shares, vested	(254,944)	(35,463)	(520,854)
Weighted Average Fair Value, vested		$ 0.29	$ 0.27
Number of Shares, forfeited/ cancelled		7,000
Weighted Average Fair Value, forfeited/ cancelled		$ 0.31
Number of Shares,unvested	174,291	127,306	166,437
Weighted Average Fair Value, unvested		$ 0.12	$ 0.09